Note 6 - Goodwill and Intangible Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill	$ 4,559,000	$ 4,559,000
Finite-Lived Core Deposits, Gross	195,000	235,000
Finite-Lived Intangible Assets, Accumulated Amortization	200,000	160,000
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of Intangible Assets	$ 40,000	$ 40,000	$ 40,000